Convertible notes payable, related parties (Details)1 - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Original issue discount		$ 65,000
Beneficial conversion feature		66,000
Warrants (Equity)		96,940
Convertible promissory note		432,060
Convertible notes payable	$ 0	275,984
9 Madison Inc [Member]
Original issue discount		10,000
Warrants (Equity)		61
Convertible promissory note		33,939
Beneficial conversion feature		66,000
Face Value [Member]
Convertible notes payable		660,000
Face Value [Member] | 9 Madison Inc [Member]
Convertible notes payable		110,000
Korr Acquisition Group Inc. [Member]
Original issue discount		55,000
Warrants (Equity)		96,879
Convertible promissory note		398,121
Beneficial conversion feature		0
Korr Acquisition Group Inc. [Member] | Face Value [Member]
Convertible notes payable		$ 550,000